SHARE CAPITAL - Initial Public Offering (Details)	Jan. 14, 2021 shares	May 24, 2019 USD ($) shares	Dec. 21, 2017 shares
Disclosure of classes of share capital [line items]
Equity offering	4,600,000
Class A Restricted Voting Units
Disclosure of classes of share capital [line items]
Shares previously classified as liabilities | $		13,474,000
Shares redeemed		1,000
Class A Restricted Voting Units | Initial Public Offering and Underwriter Grant
Disclosure of classes of share capital [line items]
Equity offering			13,475,000
Class A Restricted Voting Units | Initial Public Offering
Disclosure of classes of share capital [line items]
Equity offering			12,500,000
Class A Restricted Voting Units | Underwriter Grant
Disclosure of classes of share capital [line items]
Equity offering			975,000
Class B shares
Disclosure of classes of share capital [line items]
Share exchange - Qualifying Transaction, shares		3,696,486
Class B shares | Initial Public Offering and Underwriter Grant
Disclosure of classes of share capital [line items]
Equity offering			3,696,486
Exchangeable Shares
Disclosure of classes of share capital [line items]
Share issuance - Qualifying Transaction, shares		7,983,887